Finance Cost and Income - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of finance income expense [line items]
Share based payment of net (loss) gain	$ 331	$ (23)		$ (1,211)
Difference on share based payment gain loss	354
Interest expense on lease liabilities	130	123		116
Net finance income/(cost) excluding exceptional items	4,646	4,803		5,959
Mark to market gain (loss)	274	(25)		1,008
Unwinding of discount	499	349		306
Interest expense on bonds	64	67		102
Interest on provisions	89	54		41
Brazilian tax credits	201	226		481
Income from interest on brazilian tax credits	168	118	[1]	315	[1]
Gain (loss) on remeasurement of deferred considerations	(22)	(19)		80
Gain (Loss) on Redemption of Bonds	246	(741)		(795)
Delta Corporation Ltd [member]
Disclosure of finance income expense [line items]
Write off company investment		(22)		15
SAB [member]
Disclosure of finance income expense [line items]
Brazilian tax credits	$ 201	$ 226		$ 481

[1]	Amended to conform to 2022 presentation.